RELATED PARTY TRANSACTIONS (Details 1) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Related Party Transaction [Line Items]
Due to Related Parties	$ 3,988,408	$ 2,080,869
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due to Related Parties	1,591,858	1,351,199
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	2,266,900	691,360
Electric Motor [Member]
Related Party Transaction [Line Items]
Due to Related Parties	47,790	27,393
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due to Related Parties	81,858	10,915
New Huake [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 2	$ 2